Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received
AUG 02 2013
Washington, DC 20549

CERT NYS
001-14122-160

August 2, 2013

[redacted]

13002875

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934 D.R. HORTON, INC., 5.750% Senior Notes due 2023 of the registrant, together with Guarantees of such notes by certain direct and indirect subsidiaries of the registrant and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 2, 2013. Tentative listing date – August 6, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com